Preferred Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	38.6		38.6
Number of shares issued and outstanding	38.6		38.6
Issued capital (Note 25)	$ 942		$ 942
Series A
Disclosure of classes of share capital [line items]
Number of shares outstanding	9.6	9.6	10.2
Number of shares issued and outstanding	9.6	9.6	10.2
Issued capital (Note 25)	$ 235		$ 248
Series B
Disclosure of classes of share capital [line items]
Number of shares outstanding	2.4	2.4	1.8
Number of shares issued and outstanding	2.4	2.4	1.8
Issued capital (Note 25)	$ 58		$ 45
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding	11.0		11.0
Number of shares issued and outstanding	11.0		11.0
Issued capital (Note 25)	$ 269		$ 269
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding	9.0		9.0
Number of shares issued and outstanding	9.0		9.0
Issued capital (Note 25)	$ 219		$ 219
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding	6.6		6.6
Number of shares issued and outstanding	6.6		6.6
Issued capital (Note 25)	$ 161		$ 161